Shareholder Report, Line Graph (Details) - USD ($)	1 Months Ended																																																																																																																								12 Months Ended
	Dec. 31, 2025	Nov. 30, 2025	Oct. 31, 2025	Sep. 30, 2025	Aug. 31, 2025	Jul. 31, 2025	Jun. 30, 2025	May 31, 2025	Apr. 30, 2025	Mar. 31, 2025	Feb. 28, 2025	Jan. 31, 2025	Dec. 31, 2024	Nov. 30, 2024	Oct. 31, 2024	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Oct. 31, 2019	Sep. 30, 2019	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Oct. 31, 2018	Sep. 30, 2018	Aug. 31, 2018	Jul. 31, 2018	Jun. 30, 2018	May 31, 2018	Apr. 30, 2018	Mar. 31, 2018	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2017	Nov. 30, 2017	Oct. 31, 2017	Sep. 30, 2017	Aug. 31, 2017	Jul. 31, 2017	Jun. 30, 2017	May 31, 2017	Apr. 30, 2017	Mar. 31, 2017	Feb. 28, 2017	Jan. 31, 2017	Dec. 31, 2016	Nov. 30, 2016	Oct. 31, 2016	Sep. 30, 2016	Aug. 31, 2016	Jul. 31, 2016	Jun. 30, 2016	May 31, 2016	Apr. 30, 2016	Mar. 31, 2016	Feb. 29, 2016	Jan. 31, 2016	Dec. 31, 2025
C000202310
Account Value [Line Items]
Accumulated Value	$ 13,478	$ 13,541	$ 13,529	$ 13,488	$ 13,444	$ 13,210	$ 13,213	$ 13,068	$ 13,119	$ 13,115	$ 13,044	$ 12,771	$ 12,602	$ 12,836	$ 12,776	$ 13,001	$ 12,833	$ 12,728	$ 12,502	$ 12,412	$ 12,211	$ 12,395	$ 12,308	$ 12,435	$ 12,372	$ 12,078	$ 11,751	$ 11,855	$ 12,093	$ 12,211	$ 12,201	$ 12,246	$ 12,392	$ 12,394	$ 12,052	$ 12,198	$ 11,926	$ 12,061	$ 11,805	$ 11,671	$ 12,524	$ 12,869	$ 12,299	$ 12,732	$ 12,833	$ 13,120	$ 13,306	$ 13,185	$ 13,474	$ 13,435	$ 13,337	$ 13,212	$ 13,309	$ 13,319	$ 13,000	$ 12,930	$ 12,800	$ 12,615	$ 12,614	$ 12,817	$ 12,742	$ 12,587	$ 12,453	$ 12,522	$ 12,552	$ 12,414	$ 12,096	$ 11,948	$ 11,887	$ 11,480	$ 11,729	$ 11,602	$ 11,402	$ 11,328	$ 11,307	$ 11,265	$ 11,444	$ 11,196	$ 11,148	$ 11,063	$ 10,912	$ 10,872	$ 10,687	$ 10,697	$ 10,532	$ 10,482	$ 10,447	$ 10,612	$ 10,741	$ 10,681	$ 10,725	$ 10,700	$ 10,663	$ 10,674	$ 10,563	$ 10,663	$ 10,733	$ 10,630	$ 10,606	$ 10,580	$ 10,630	$ 10,550	$ 10,508	$ 10,616	$ 10,615	$ 10,559	$ 10,558	$ 10,509	$ 10,411	$ 10,441	$ 10,632	$ 10,661	$ 10,602	$ 10,645	$ 10,551	$ 10,339	$ 10,417	$ 10,368	$ 10,194	$ 10,097
C000202308
Account Value [Line Items]
Accumulated Value	12,608	12,686	12,665	12,630	12,591	12,382	12,376	12,253	12,306	12,306	12,230	11,982	11,821	12,051	11,984	12,217	12,045	11,959	11,744	11,661	11,484	11,655	11,573	11,696	11,634	11,375	11,061	11,154	11,387	11,506	11,487	11,535	11,680	11,674	11,356	11,499	11,247	11,381	11,133	11,014	11,818	12,137	11,613	12,026	12,131	12,393	12,578	12,464	12,738	12,705	12,613	12,505	12,593	12,608	12,313	12,239	12,117	11,951	11,944	12,142	12,079	11,930	11,803	11,874	11,905	11,771	11,482	11,338	11,279	10,906	11,139	11,026	10,831	10,769	10,749	10,707	10,885	10,656	10,612	10,522	10,379	10,354	10,175	10,185	10,034	9,988	9,956	10,120	10,238	10,192	10,228	10,207	10,173	10,187	10,081	10,179	10,247	10,147	10,136	10,114	10,162	10,086	10,048	10,146	10,148	10,096	10,098	10,060	9,973	10,002	10,181	10,210	10,161	10,197	10,109	9,913	9,989	9,942	9,780	9,695
C000202309
Account Value [Line Items]
Accumulated Value	12,374	12,451	12,430	12,396	12,357	12,152	12,146	12,026	12,077	12,078	12,003	11,759	11,602	11,827	11,762	11,991	11,822	11,737	11,526	11,445	11,271	11,439	11,358	11,479	11,418	11,164	10,875	10,968	11,203	11,323	11,324	11,384	11,518	11,522	11,221	11,369	11,121	11,257	11,024	10,914	11,710	12,044	11,526	11,953	12,052	12,336	12,518	12,407	12,702	12,669	12,581	12,477	12,578	12,606	12,310	12,255	12,139	11,974	11,976	12,183	12,118	11,985	11,860	11,943	11,983	11,864	11,572	11,431	11,392	11,009	11,264	11,145	10,962	10,897	10,887	10,854	11,037	10,811	10,772	10,698	10,555	10,526	10,367	10,378	10,229	10,187	10,160	10,329	10,455	10,413	10,470	10,445	10,417	10,440	10,342	10,446	10,518	10,433	10,419	10,402	10,464	10,390	10,356	10,468	10,476	10,428	10,438	10,397	10,315	10,356	10,540	10,581	10,540	10,585	10,499	10,304	10,385	10,344	10,182	10,101
C000202311
Account Value [Line Items]
Accumulated Value	13,559	13,638	13,612	13,570	13,525	13,286	13,289	13,142	13,193	13,190	13,118	12,839	12,680	12,905	12,844	13,074	12,902	12,794	12,564	12,473	12,281	12,457	12,369	12,498	12,433	12,146	11,813	11,907	12,149	12,283	12,260	12,306	12,456	12,445	12,109	12,259	11,981	12,119	11,858	11,733	12,578	12,921	12,354	12,796	12,889	13,171	13,361	13,238	13,533	13,494	13,393	13,266	13,365	13,376	13,052	12,982	12,839	12,661	12,660	12,857	12,791	12,632	12,496	12,566	12,597	12,456	12,132	11,981	11,931	11,516	11,769	11,640	11,436	11,361	11,340	11,297	11,479	11,237	11,188	11,091	10,937	10,898	10,719	10,719	10,561	10,510	10,474	10,642	10,763	10,712	10,757	10,722	10,684	10,695	10,593	10,685	10,756	10,652	10,627	10,601	10,652	10,570	10,527	10,637	10,636	10,579	10,569	10,529	10,429	10,459	10,644	10,674	10,613	10,656	10,561	10,355	10,424	10,375	10,197	10,108
C000202266
Account Value [Line Items]
Accumulated Value	14,597	14,515	14,472	14,371	14,247	14,077	14,050	13,865	13,739	13,661	13,718	13,553	13,442	13,486	13,322	13,521	13,343	13,202	12,957	12,849	12,685	12,866	12,735	12,785	12,752	12,382	12,053	12,086	12,200	12,243	12,130	12,096	12,128	12,082	12,008	12,151	11,888	11,875	11,680	11,698	11,998	12,098	11,913	12,147	12,178	12,240	12,339	12,471	12,599	12,557	12,612	12,628	12,677	12,638	12,637	12,611	12,574	12,517	12,541	12,481	12,480	12,323	11,994	11,986	11,991	11,889	11,662	11,500	11,242	10,971	11,740	11,726	11,640	11,509	11,513	11,458	11,449	11,405	11,360	11,175	11,163	11,073	10,984	10,957	10,816	10,798	10,826	10,864	10,860	10,854	10,824	10,851	10,877	10,912	10,957	11,016	10,866	10,805	10,810	10,775	10,725	10,682	10,616	10,593	10,531	10,511	10,502	10,425	10,361	10,282	10,262	10,245	10,210	10,180	10,080	10,023	10,028	9,945	9,887	9,940
C000202264
Account Value [Line Items]
Accumulated Value	13,615	13,542	13,504	13,413	13,299	13,157	13,135	12,965	12,850	12,779	12,823	12,684	12,570	12,614	12,476	12,652	12,501	12,372	12,145	12,034	11,895	12,067	11,947	11,997	11,968	11,624	11,304	11,350	11,460	11,490	11,399	11,357	11,389	11,348	11,281	11,430	11,185	11,175	10,994	11,014	11,299	11,396	11,224	11,448	11,468	11,541	11,626	11,764	11,888	11,851	11,906	11,923	11,973	11,928	11,941	11,919	11,876	11,825	11,861	11,808	11,809	11,664	11,344	11,351	11,358	11,252	11,051	10,889	10,659	10,393	11,136	11,114	11,047	10,925	10,931	10,881	10,876	10,836	10,796	10,623	10,603	10,531	10,439	10,415	10,284	10,280	10,309	10,348	10,346	10,343	10,317	10,345	10,372	10,408	10,443	10,512	10,372	10,315	10,322	10,291	10,236	10,207	10,147	10,117	10,070	10,053	10,048	9,976	9,917	9,844	9,828	9,813	9,782	9,756	9,663	9,611	9,609	9,541	9,487	9,540
C000202265
Account Value [Line Items]
Accumulated Value	13,396	13,324	13,287	13,197	13,086	12,945	12,924	12,757	12,643	12,574	12,617	12,480	12,368	12,411	12,276	12,449	12,300	12,173	11,950	11,840	11,703	11,873	11,755	11,804	11,776	11,444	11,136	11,188	11,291	11,340	11,256	11,222	11,261	11,227	11,167	11,309	11,086	11,082	10,897	10,935	11,213	11,316	11,152	11,393	11,420	11,487	11,590	11,723	11,854	11,824	11,886	11,911	11,967	11,929	11,949	11,935	11,910	11,854	11,898	11,851	11,859	11,720	11,416	11,419	11,432	11,345	11,137	10,991	10,754	10,503	11,250	11,235	11,173	11,057	11,070	11,026	11,027	10,994	10,960	10,791	10,788	10,710	10,633	10,615	10,488	10,490	10,515	10,562	10,566	10,569	10,550	10,584	10,618	10,662	10,715	10,782	10,644	10,603	10,607	10,582	10,541	10,508	10,452	10,439	10,387	10,376	10,377	10,308	10,253	10,185	10,174	10,165	10,139	10,119	10,028	9,981	9,995	9,920	9,870	9,931
C000202267
Account Value [Line Items]
Accumulated Value	14,718	14,649	14,589	14,487	14,360	14,202	14,175	13,987	13,859	13,779	13,821	13,669	13,541	13,599	13,432	13,618	13,452	13,309	13,061	12,938	12,785	12,966	12,834	12,883	12,849	12,476	12,130	12,176	12,289	12,318	12,217	12,168	12,199	12,152	12,076	12,233	11,968	11,953	11,756	11,774	12,075	12,174	11,987	12,221	12,252	12,313	12,400	12,543	12,672	12,628	12,683	12,697	12,746	12,694	12,704	12,677	12,627	12,569	12,604	12,543	12,540	12,382	12,039	12,043	12,046	11,931	11,714	11,539	11,292	11,007	11,789	11,763	11,688	11,555	11,558	11,502	11,493	11,448	11,401	11,216	11,191	11,111	11,010	10,982	10,841	10,833	10,860	10,898	10,893	10,885	10,844	10,870	10,906	10,929	10,974	11,032	10,892	10,829	10,834	10,798	10,736	10,692	10,636	10,602	10,550	10,529	10,520	10,431	10,376	10,287	10,277	10,258	10,223	10,193	10,082	10,035	10,029	9,955	9,887	9,940
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value	12,199	12,217	12,142	12,067	11,936	11,795	11,826	11,647	11,731	11,685	11,681	11,430	11,369	11,558	11,437	11,728	11,573	11,409	11,149	11,044	10,860	11,142	11,040	11,198	11,229	10,815	10,346	10,512	10,786	10,856	10,863	10,902	11,022	10,956	10,684	10,968	10,641	10,689	10,310	10,445	10,917	11,234	10,966	11,141	11,069	11,506	11,835	11,968	12,232	12,263	12,227	12,231	12,337	12,361	12,224	12,139	12,099	12,005	12,156	12,334	12,424	12,406	12,286	12,341	12,348	12,448	12,265	12,188	12,132	11,920	11,990	11,778	11,556	11,564	11,570	11,535	11,597	11,304	11,279	11,139	10,945	10,942	10,736	10,742	10,630	10,438	10,376	10,458	10,526	10,459	10,456	10,469	10,395	10,473	10,406	10,506	10,628	10,580	10,593	10,587	10,638	10,543	10,498	10,509	10,428	10,349	10,354	10,285	10,265	10,250	10,499	10,580	10,586	10,598	10,531	10,345	10,343	10,303	10,210	10,138
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value	12,199	12,217	12,142	12,067	11,936	11,795	11,826	11,647	11,731	11,685	11,681	11,430	11,369	11,558	11,437	11,728	11,573	11,409	11,149	11,044	10,860	11,142	11,040	11,198	11,229	10,815	10,346	10,512	10,786	10,856	10,863	10,902	11,022	10,956	10,684	10,968	10,641	10,689	10,310	10,445	10,917	11,234	10,966	11,141	11,069	11,506	11,835	11,968	12,232	12,263	12,227	12,231	12,337	12,361	12,224	12,139	12,099	12,005	12,156	12,334	12,424	12,406	12,286	12,341	12,348	12,448	12,265	12,188	12,132	11,920	11,990	11,778	11,556	11,564	11,570	11,535	11,597	11,304	11,279	11,139	10,945	10,942	10,736	10,742	10,630	10,438	10,376	10,458	10,526	10,459	10,456	10,469	10,395	10,473	10,406	10,506	10,628	10,580	10,593	10,587	10,638	10,543	10,498	10,509	10,428	10,349	10,354	10,285	10,265	10,250	10,499	10,580	10,586	10,598	10,531	10,345	10,343	10,303	10,210	10,138
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value	12,199	12,217	12,142	12,067	11,936	11,795	11,826	11,647	11,731	11,685	11,681	11,430	11,369	11,558	11,437	11,728	11,573	11,409	11,149	11,044	10,860	11,142	11,040	11,198	11,229	10,815	10,346	10,512	10,786	10,856	10,863	10,902	11,022	10,956	10,684	10,968	10,641	10,689	10,310	10,445	10,917	11,234	10,966	11,141	11,069	11,506	11,835	11,968	12,232	12,263	12,227	12,231	12,337	12,361	12,224	12,139	12,099	12,005	12,156	12,334	12,424	12,406	12,286	12,341	12,348	12,448	12,265	12,188	12,132	11,920	11,990	11,778	11,556	11,564	11,570	11,535	11,597	11,304	11,279	11,139	10,945	10,942	10,736	10,742	10,630	10,438	10,376	10,458	10,526	10,459	10,456	10,469	10,395	10,473	10,406	10,506	10,628	10,580	10,593	10,587	10,638	10,543	10,498	10,509	10,428	10,349	10,354	10,285	10,265	10,250	10,499	10,580	10,586	10,598	10,531	10,345	10,343	10,303	10,210	10,138
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value	12,199	12,217	12,142	12,067	11,936	11,795	11,826	11,647	11,731	11,685	11,681	11,430	11,369	11,558	11,437	11,728	11,573	11,409	11,149	11,044	10,860	11,142	11,040	11,198	11,229	10,815	10,346	10,512	10,786	10,856	10,863	10,902	11,022	10,956	10,684	10,968	10,641	10,689	10,310	10,445	10,917	11,234	10,966	11,141	11,069	11,506	11,835	11,968	12,232	12,263	12,227	12,231	12,337	12,361	12,224	12,139	12,099	12,005	12,156	12,334	12,424	12,406	12,286	12,341	12,348	12,448	12,265	12,188	12,132	11,920	11,990	11,778	11,556	11,564	11,570	11,535	11,597	11,304	11,279	11,139	10,945	10,942	10,736	10,742	10,630	10,438	10,376	10,458	10,526	10,459	10,456	10,469	10,395	10,473	10,406	10,506	10,628	10,580	10,593	10,587	10,638	10,543	10,498	10,509	10,428	10,349	10,354	10,285	10,265	10,250	10,499	10,580	10,586	10,598	10,531	10,345	10,343	10,303	10,210	10,138
Bloomberg U.S. Universal Index
Account Value [Line Items]
Accumulated Value	12,721	12,730	12,654	12,571	12,439	12,291	12,309	12,120	12,182	12,139	12,142	11,896	11,824	12,006	11,881	12,157	11,992	11,818	11,556	11,451	11,264	11,534	11,422	11,560	11,588	11,165	10,684	10,847	11,112	11,179	11,168	11,185	11,303	11,234	10,976	11,253	10,914	10,952	10,558	10,675	11,156	11,453	11,173	11,400	11,338	11,777	12,102	12,269	12,544	12,553	12,538	12,548	12,656	12,664	12,538	12,448	12,400	12,297	12,442	12,604	12,684	12,640	12,478	12,522	12,545	12,618	12,400	12,297	12,184	11,944	12,182	12,003	11,791	11,773	11,776	11,738	11,789	11,528	11,494	11,334	11,163	11,147	10,949	10,937	10,789	10,622	10,575	10,664	10,710	10,657	10,635	10,651	10,593	10,664	10,610	10,712	10,816	10,769	10,785	10,772	10,810	10,718	10,664	10,674	10,592	10,505	10,508	10,428	10,391	10,360	10,598	10,669	10,667	10,655	10,568	10,385	10,377	10,307	10,182	10,110
Bloomberg U.S. Universal Index
Account Value [Line Items]
Accumulated Value	12,721	12,730	12,654	12,571	12,439	12,291	12,309	12,120	12,182	12,139	12,142	11,896	11,824	12,006	11,881	12,157	11,992	11,818	11,556	11,451	11,264	11,534	11,422	11,560	11,588	11,165	10,684	10,847	11,112	11,179	11,168	11,185	11,303	11,234	10,976	11,253	10,914	10,952	10,558	10,675	11,156	11,453	11,173	11,400	11,338	11,777	12,102	12,269	12,544	12,553	12,538	12,548	12,656	12,664	12,538	12,448	12,400	12,297	12,442	12,604	12,684	12,640	12,478	12,522	12,545	12,618	12,400	12,297	12,184	11,944	12,182	12,003	11,791	11,773	11,776	11,738	11,789	11,528	11,494	11,334	11,163	11,147	10,949	10,937	10,789	10,622	10,575	10,664	10,710	10,657	10,635	10,651	10,593	10,664	10,610	10,712	10,816	10,769	10,785	10,772	10,810	10,718	10,664	10,674	10,592	10,505	10,508	10,428	10,391	10,360	10,598	10,669	10,667	10,655	10,568	10,385	10,377	10,307	10,182	10,110
Bloomberg U.S. Universal Index
Account Value [Line Items]
Accumulated Value	12,721	12,730	12,654	12,571	12,439	12,291	12,309	12,120	12,182	12,139	12,142	11,896	11,824	12,006	11,881	12,157	11,992	11,818	11,556	11,451	11,264	11,534	11,422	11,560	11,588	11,165	10,684	10,847	11,112	11,179	11,168	11,185	11,303	11,234	10,976	11,253	10,914	10,952	10,558	10,675	11,156	11,453	11,173	11,400	11,338	11,777	12,102	12,269	12,544	12,553	12,538	12,548	12,656	12,664	12,538	12,448	12,400	12,297	12,442	12,604	12,684	12,640	12,478	12,522	12,545	12,618	12,400	12,297	12,184	11,944	12,182	12,003	11,791	11,773	11,776	11,738	11,789	11,528	11,494	11,334	11,163	11,147	10,949	10,937	10,789	10,622	10,575	10,664	10,710	10,657	10,635	10,651	10,593	10,664	10,610	10,712	10,816	10,769	10,785	10,772	10,810	10,718	10,664	10,674	10,592	10,505	10,508	10,428	10,391	10,360	10,598	10,669	10,667	10,655	10,568	10,385	10,377	10,307	10,182	10,110
Bloomberg U.S. Universal Index
Account Value [Line Items]
Accumulated Value	12,721	12,730	12,654	12,571	12,439	12,291	12,309	12,120	12,182	12,139	12,142	11,896	11,824	12,006	11,881	12,157	11,992	11,818	11,556	11,451	11,264	11,534	11,422	11,560	11,588	11,165	10,684	10,847	11,112	11,179	11,168	11,185	11,303	11,234	10,976	11,253	10,914	10,952	10,558	10,675	11,156	11,453	11,173	11,400	11,338	11,777	12,102	12,269	12,544	12,553	12,538	12,548	12,656	12,664	12,538	12,448	12,400	12,297	12,442	12,604	12,684	12,640	12,478	12,522	12,545	12,618	12,400	12,297	12,184	11,944	12,182	12,003	11,791	11,773	11,776	11,738	11,789	11,528	11,494	11,334	11,163	11,147	10,949	10,937	10,789	10,622	10,575	10,664	10,710	10,657	10,635	10,651	10,593	10,664	10,610	10,712	10,816	10,769	10,785	10,772	10,810	10,718	10,664	10,674	10,592	10,505	10,508	10,428	10,391	10,360	10,598	10,669	10,667	10,655	10,568	10,385	10,377	10,307	10,182	10,110
Bloomberg U.S. Treasury Inflation Protected Securities Index
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																									Bloomberg U.S. Treasury Inflation Protected Securities Index
Accumulated Value	13,550	13,605	13,580	13,532	13,474	13,270	13,254	13,128	13,206	13,190	13,106	12,827	12,663	12,866	12,804	13,038	12,845	12,745	12,522	12,424	12,215	12,424	12,323	12,457	12,435	12,109	11,789	11,875	12,098	12,207	12,192	12,233	12,381	12,368	12,020	12,188	11,968	12,092	11,875	11,729	12,560	12,903	12,365	12,769	12,897	13,166	13,416	13,302	13,577	13,534	13,414	13,263	13,359	13,382	13,035	12,956	12,801	12,625	12,649	12,856	12,813	12,668	12,528	12,609	12,656	12,519	12,238	12,103	12,066	11,740	11,950	11,787	11,544	11,501	11,483	11,454	11,612	11,342	11,302	11,206	11,024	10,987	10,789	10,790	10,647	10,589	10,539	10,692	10,806	10,729	10,780	10,737	10,692	10,698	10,587	10,691	10,783	10,685	10,671	10,649	10,717	10,604	10,557	10,659	10,663	10,600	10,606	10,556	10,468	10,479	10,684	10,727	10,668	10,716	10,624	10,408	10,482	10,446	10,261	10,148
Bloomberg U.S. Treasury Inflation Protected Securities Index
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																									Bloomberg U.S. Treasury Inflation Protected Securities Index
Accumulated Value	13,550	13,605	13,580	13,532	13,474	13,270	13,254	13,128	13,206	13,190	13,106	12,827	12,663	12,866	12,804	13,038	12,845	12,745	12,522	12,424	12,215	12,424	12,323	12,457	12,435	12,109	11,789	11,875	12,098	12,207	12,192	12,233	12,381	12,368	12,020	12,188	11,968	12,092	11,875	11,729	12,560	12,903	12,365	12,769	12,897	13,166	13,416	13,302	13,577	13,534	13,414	13,263	13,359	13,382	13,035	12,956	12,801	12,625	12,649	12,856	12,813	12,668	12,528	12,609	12,656	12,519	12,238	12,103	12,066	11,740	11,950	11,787	11,544	11,501	11,483	11,454	11,612	11,342	11,302	11,206	11,024	10,987	10,789	10,790	10,647	10,589	10,539	10,692	10,806	10,729	10,780	10,737	10,692	10,698	10,587	10,691	10,783	10,685	10,671	10,649	10,717	10,604	10,557	10,659	10,663	10,600	10,606	10,556	10,468	10,479	10,684	10,727	10,668	10,716	10,624	10,408	10,482	10,446	10,261	10,148
Bloomberg U.S. Treasury Inflation Protected Securities Index
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																									Bloomberg U.S. Treasury Inflation Protected Securities Index
Accumulated Value	13,550	13,605	13,580	13,532	13,474	13,270	13,254	13,128	13,206	13,190	13,106	12,827	12,663	12,866	12,804	13,038	12,845	12,745	12,522	12,424	12,215	12,424	12,323	12,457	12,435	12,109	11,789	11,875	12,098	12,207	12,192	12,233	12,381	12,368	12,020	12,188	11,968	12,092	11,875	11,729	12,560	12,903	12,365	12,769	12,897	13,166	13,416	13,302	13,577	13,534	13,414	13,263	13,359	13,382	13,035	12,956	12,801	12,625	12,649	12,856	12,813	12,668	12,528	12,609	12,656	12,519	12,238	12,103	12,066	11,740	11,950	11,787	11,544	11,501	11,483	11,454	11,612	11,342	11,302	11,206	11,024	10,987	10,789	10,790	10,647	10,589	10,539	10,692	10,806	10,729	10,780	10,737	10,692	10,698	10,587	10,691	10,783	10,685	10,671	10,649	10,717	10,604	10,557	10,659	10,663	10,600	10,606	10,556	10,468	10,479	10,684	10,727	10,668	10,716	10,624	10,408	10,482	10,446	10,261	10,148
Bloomberg U.S. Treasury Inflation Protected Securities Index
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																									Bloomberg U.S. Treasury Inflation Protected Securities Index
Accumulated Value	13,550	13,605	13,580	13,532	13,474	13,270	13,254	13,128	13,206	13,190	13,106	12,827	12,663	12,866	12,804	13,038	12,845	12,745	12,522	12,424	12,215	12,424	12,323	12,457	12,435	12,109	11,789	11,875	12,098	12,207	12,192	12,233	12,381	12,368	12,020	12,188	11,968	12,092	11,875	11,729	12,560	12,903	12,365	12,769	12,897	13,166	13,416	13,302	13,577	13,534	13,414	13,263	13,359	13,382	13,035	12,956	12,801	12,625	12,649	12,856	12,813	12,668	12,528	12,609	12,656	12,519	12,238	12,103	12,066	11,740	11,950	11,787	11,544	11,501	11,483	11,454	11,612	11,342	11,302	11,206	11,024	10,987	10,789	10,790	10,647	10,589	10,539	10,692	10,806	10,729	10,780	10,737	10,692	10,698	10,587	10,691	10,783	10,685	10,671	10,649	10,717	10,604	10,557	10,659	10,663	10,600	10,606	10,556	10,468	10,479	10,684	10,727	10,668	10,716	10,624	10,408	10,482	10,446	10,261	10,148
ICE BofA 3-Month U.S. Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																									ICE BofA 3-Month U.S. Treasury Bill Index
Accumulated Value	12,405	12,362	12,328	12,286	12,245	12,197	12,155	12,115	12,071	12,030	11,990	11,952	11,908	11,860	11,815	11,770	11,719	11,663	11,611	11,564	11,509	11,460	11,409	11,362	11,314	11,261	11,211	11,161	11,110	11,060	11,016	10,966	10,923	10,889	10,842	10,807	10,773	10,735	10,700	10,683	10,657	10,640	10,634	10,632	10,625	10,623	10,620	10,618	10,619	10,618	10,617	10,618	10,617	10,617	10,616	10,617	10,616	10,616	10,616	10,615	10,614	10,612	10,612	10,610	10,609	10,608	10,606	10,605	10,605	10,604	10,573	10,557	10,543	10,528	10,515	10,495	10,477	10,455	10,436	10,413	10,390	10,370	10,347	10,329	10,308	10,289	10,268	10,251	10,235	10,216	10,200	10,183	10,168	10,154	10,140	10,131	10,119	10,107	10,099	10,090	10,081	10,072	10,063	10,055	10,050	10,043	10,041	10,037	10,033	10,028	10,027	10,024	10,019	10,017	10,015	10,011	10,010	10,007	10,003	10,000
ICE BofA 3-Month U.S. Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																									ICE BofA 3-Month U.S. Treasury Bill Index
Accumulated Value	12,405	12,362	12,328	12,286	12,245	12,197	12,155	12,115	12,071	12,030	11,990	11,952	11,908	11,860	11,815	11,770	11,719	11,663	11,611	11,564	11,509	11,460	11,409	11,362	11,314	11,261	11,211	11,161	11,110	11,060	11,016	10,966	10,923	10,889	10,842	10,807	10,773	10,735	10,700	10,683	10,657	10,640	10,634	10,632	10,625	10,623	10,620	10,618	10,619	10,618	10,617	10,618	10,617	10,617	10,616	10,617	10,616	10,616	10,616	10,615	10,614	10,612	10,612	10,610	10,609	10,608	10,606	10,605	10,605	10,604	10,573	10,557	10,543	10,528	10,515	10,495	10,477	10,455	10,436	10,413	10,390	10,370	10,347	10,329	10,308	10,289	10,268	10,251	10,235	10,216	10,200	10,183	10,168	10,154	10,140	10,131	10,119	10,107	10,099	10,090	10,081	10,072	10,063	10,055	10,050	10,043	10,041	10,037	10,033	10,028	10,027	10,024	10,019	10,017	10,015	10,011	10,010	10,007	10,003	10,000
ICE BofA 3-Month U.S. Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																									ICE BofA 3-Month U.S. Treasury Bill Index
Accumulated Value	12,405	12,362	12,328	12,286	12,245	12,197	12,155	12,115	12,071	12,030	11,990	11,952	11,908	11,860	11,815	11,770	11,719	11,663	11,611	11,564	11,509	11,460	11,409	11,362	11,314	11,261	11,211	11,161	11,110	11,060	11,016	10,966	10,923	10,889	10,842	10,807	10,773	10,735	10,700	10,683	10,657	10,640	10,634	10,632	10,625	10,623	10,620	10,618	10,619	10,618	10,617	10,618	10,617	10,617	10,616	10,617	10,616	10,616	10,616	10,615	10,614	10,612	10,612	10,610	10,609	10,608	10,606	10,605	10,605	10,604	10,573	10,557	10,543	10,528	10,515	10,495	10,477	10,455	10,436	10,413	10,390	10,370	10,347	10,329	10,308	10,289	10,268	10,251	10,235	10,216	10,200	10,183	10,168	10,154	10,140	10,131	10,119	10,107	10,099	10,090	10,081	10,072	10,063	10,055	10,050	10,043	10,041	10,037	10,033	10,028	10,027	10,024	10,019	10,017	10,015	10,011	10,010	10,007	10,003	10,000
ICE BofA 3-Month U.S. Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																									ICE BofA 3-Month U.S. Treasury Bill Index
Accumulated Value	$ 12,405	$ 12,362	$ 12,328	$ 12,286	$ 12,245	$ 12,197	$ 12,155	$ 12,115	$ 12,071	$ 12,030	$ 11,990	$ 11,952	$ 11,908	$ 11,860	$ 11,815	$ 11,770	$ 11,719	$ 11,663	$ 11,611	$ 11,564	$ 11,509	$ 11,460	$ 11,409	$ 11,362	$ 11,314	$ 11,261	$ 11,211	$ 11,161	$ 11,110	$ 11,060	$ 11,016	$ 10,966	$ 10,923	$ 10,889	$ 10,842	$ 10,807	$ 10,773	$ 10,735	$ 10,700	$ 10,683	$ 10,657	$ 10,640	$ 10,634	$ 10,632	$ 10,625	$ 10,623	$ 10,620	$ 10,618	$ 10,619	$ 10,618	$ 10,617	$ 10,618	$ 10,617	$ 10,617	$ 10,616	$ 10,617	$ 10,616	$ 10,616	$ 10,616	$ 10,615	$ 10,614	$ 10,612	$ 10,612	$ 10,610	$ 10,609	$ 10,608	$ 10,606	$ 10,605	$ 10,605	$ 10,604	$ 10,573	$ 10,557	$ 10,543	$ 10,528	$ 10,515	$ 10,495	$ 10,477	$ 10,455	$ 10,436	$ 10,413	$ 10,390	$ 10,370	$ 10,347	$ 10,329	$ 10,308	$ 10,289	$ 10,268	$ 10,251	$ 10,235	$ 10,216	$ 10,200	$ 10,183	$ 10,168	$ 10,154	$ 10,140	$ 10,131	$ 10,119	$ 10,107	$ 10,099	$ 10,090	$ 10,081	$ 10,072	$ 10,063	$ 10,055	$ 10,050	$ 10,043	$ 10,041	$ 10,037	$ 10,033	$ 10,028	$ 10,027	$ 10,024	$ 10,019	$ 10,017	$ 10,015	$ 10,011	$ 10,010	$ 10,007	$ 10,003	$ 10,000